L. Litigation	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
L. Litigation

From time to time the Company may be subject to various lawsuits and claims with respect to matters arising out of the normal course of our business. Management does not believe these cases will have a material effect on our financial statements.